Contract Assets, Current and Non-Current, Net and Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Contract Assets, Current and Non-Current, Net and Contract Liabilities [Abstract]
Schedule of Contract Assets - Current and Non-Current and Contract Liabilities

Contract assets - current and non-current and contract liabilities as of December 31, 2025 and 2024 consist of the following:

	As of December 31,
	2025	2024
Contract assets - current	$1,238,460	$1,680,374
Less: allowance for expected credit loss	(17,535)	(89,186)
Contract assets - current, net	$1,220,925	$1,591,188

Contract assets – non-current	1,866,350	686,934
Less: allowance for expected credit loss	(34,192)	(19,478)
Contract assets – non-current, net	$1,832,158	$667,456
Contract liabilities:
Payments received or receivable (contracts receivable) in excess of revenue recognized on uncompleted contracts (contract liability), excluding retainage	$(128,192)	$(221,770)